Note P - Income Taxes (Details) - Reconciliation of the Effective Income Tax Rate to US Federal Statutory Income Tax Rate	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Effective Income Tax Rate to US Federal Statutory Income Tax Rate [Abstract]
US Federal statutory income tax rate	34.00%	34.00%
Permanent differences	831.00%	(4.00%)
Alternative minimum tax		1.00%
Effect of net operating loss	(865.00%)	(30.00%)
Effective tax rate		1.00%